Basis of Presentation and General Information - Concentration Risk by Charterer (Detail) - Sales Revenue, Net [Member] - Product Concentration Risk [Member]	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Charterer A [Member]
Product Information [Line Items]
Concentration risk, percentage			20.00%
Charterer B [Member]
Product Information [Line Items]
Concentration risk, percentage	14.00%	14.00%	14.00%
Charterer C [Member]
Product Information [Line Items]
Concentration risk, percentage		10.00%
Charterer D [Member]
Product Information [Line Items]
Concentration risk, percentage	12.00%